Short-Term Borrowings	12 Months Ended
Dec. 31, 2012
Short-term Debt [Abstract]
Short-Term Borrowings

The table below shows selected information for short-term borrowings, which generally mature in less than 30 days. We pledge certain financial instruments that we own to collateralize repurchase agreements and other securities financings. For additional information, see the “Pledged Assets and Collateral” section of Note 14.

	2012		2011		2010
(in millions)	Amount	Rate	Amount	Rate	Amount	Rate
As of December 31,
Commercial paper and other short-term borrowings	$22,202	0.18%	$18,053	0.19%	$17,454	0.26%
Federal funds purchased and securities sold
under agreements to repurchase	34,973	0.17	31,038	0.05	37,947	0.15
Total	$57,175	0.17	$49,091	0.10	$55,401	0.19
Year ended December 31,
Average daily balance
Commercial paper and other short-term borrowings	$19,104	0.28	$17,393	0.33	$16,330	0.31
Federal funds purchased and securities sold
under agreements to repurchase	32,092	0.12	34,388	0.11	30,494	0.18
Total	$51,196	0.18	$51,781	0.18	$46,824	0.22
Maximum month-end balance
Commercial paper and other short-term borrowings (1)	$22,202	N/A	$18,234	N/A	$17,646	N/A
Federal funds purchased and securities sold
under agreements to repurchase (2)	36,327	N/A	37,509	N/A	37,947	N/A

N/A- Not Applicable

  Highest month-end balance in each of the last three years was December 2012, April 2011 and March 2010.
  Highest month-end balance in each of the last three years was June 2012, March 2011 and December 2010.